UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21341

Name of Fund: BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Face
Industry                                    Amount  Capital Trusts                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.9%                $ 2,000,000  Cullen/Frost Capital Trust I, 6.919% due 3/01/2034 (b)            $   2,057,970
                                         5,000,000  First Chicago NBD Institutional Capital I, 5.921%                     4,801,190
                                                    due 2/01/2027 (b)
                                           910,000  First Empire Capital Trust II, 8.277% due 6/01/2027                     952,950
                                         3,000,000  Hubco Capital Trust I Series B, 8.98% due 2/01/2027                   3,141,072
                                         1,500,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028                  1,567,500
                                         1,050,000  SunTrust Preferred Capital I, 5.853% (b)(d)                           1,059,438
                                                                                                                      -------------
                                                                                                                         13,580,120
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.1%                  3,470,000  Capital One Capital III, 7.686% due 8/15/2036                         3,905,259
                                           910,000  MBNA Capital A, 8.278% due 12/01/2026                                   947,665
                                                                                                                      -------------
                                                                                                                          4,852,924
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%    3,000,000  Farm Credit Bank of Texas Series 1, 7.561% (b)(d)                     3,178,680
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.1%                     9,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                     9,403,452
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 20.5%                        3,990,000  AON Corp., 8.205% due 1/01/2027                                       4,565,198
                                         9,000,000  AXA, 8.60% due 12/15/2030                                            11,570,013
                                         8,510,000  Ace Capital Trust II, 9.70% due 4/01/2030                            11,496,857
                                         9,110,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (f)                     9,422,081
                                           750,000  Genworth Financial, Inc., 6.15% due 11/15/2066 (b)                      746,977
                                         6,000,000  Mangrove Bay Pass-Through Trust, 6.102% due 7/15/2033 (b)(f)          5,808,300
                                           915,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (f)                       908,331
                                         1,000,000  Zenith National Insurance Capital Trust I, 8.55%
                                                    due 8/01/2028 (f)                                                     1,030,000
                                         1,400,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (f)                      1,465,117
                                                                                                                      -------------
                                                                                                                         49,129,102
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%                   1,200,000  Dominion Resources Capital Trust I, 7.83% due 12/01/2027              1,244,429
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.8%       6,000,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014             6,495,000
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 8.1%        1,465,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                    1,544,636
                                         6,735,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                       7,091,524
                                           760,000  ML Capital Trust I, 9.875% due 3/01/2027                                799,002
                                         5,900,000  Sovereign Capital Trust, 9% due 4/01/2027                             6,098,582
                                         3,000,000  Webster Capital Trust I, 9.36% due 1/29/2027 (f)                      3,145,351
                                                                                                                      -------------
                                                                                                                         18,679,095
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Capital Trusts (Cost - $101,824,405) - 45.5%                  104,446,574
-----------------------------------------------------------------------------------------------------------------------------------

                                            Shares
                                              Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 8.1%                   1,900,000  Ameriprise Financial, Inc., 7.518% (b)                                2,074,490
                                           130,000  Deutsche Bank Capital Funding Trust VIII, 6.375%                      3,343,444
                                            24,000  Goldman Sachs Group, Inc. Series A, 3.91% (b)                           628,320
                                           200,000  Goldman Sachs Group, Inc. Series D, 6.03% (b)                         5,240,000
                                           280,000  Lehman Brothers Holdings, Inc., 6.50%                                 7,302,400
                                                                                                                      -------------
                                                                                                                         18,588,654
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.3%                  1,000,000  Barclays Bank Plc, 6.278% (b)                                           973,247
                                             1,176  First Tennessee Bank NA, 3.90% (b)(f)                                 1,220,688
                                         1,900,000  ICICI Bank Ltd., 7.25% (f)                                            1,952,964
                                            15,000  KeyCorp Capital IX, 6.75%                                               382,800
                                            42,000  Provident Financial Group, Inc., 7.75%                                1,080,190
                                         1,200,000  Royal Bank of Scotland Group Plc, 9.118%                              1,322,207
                                           200,000  Santander Finance Preferred SA Unipersonal, 6.50% (f)                 5,031,260
                                           100,000  Santander Finance Preferred SA Unipersonal, 6.80% (f)                 2,509,380
                                                                                                                      -------------
                                                                                                                         14,472,736
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.8%       38,400  Bank of America Corp. Series D, 6.20%                                 1,021,440
                                           160,525  Bank of America Corp. Series E, 5.718% (b)                            4,101,414
                                            55,000  CIT Group, Inc. Series A, 6.35%                                       1,449,250
                                            68,000  Cobank ACB, 7% (f)                                                    3,444,268
                                         5,700,000  JPMorgan Chase Capital XXI Series U, 6.25% (b)                        5,655,455
                                                                                                                      -------------
                                                                                                                         15,671,827
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                            Shares
Industry                                      Held  Preferred Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                   28,800  Entergy Arkansas, Inc., 6.45%                                     $     726,302
                                            22,650  Entergy Louisiana LLC, 6.95%                                          2,332,950
                                            36,000  PPL Electric Utilities Corp., 6.25%                                     938,250
                                                                                                                      -------------
                                                                                                                          3,997,502
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.0%                       270,000  Southern Union Co., 7.55%                                             6,941,700
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 10.2%                          120,000  ACE Ltd. Series C, 7.80%                                              3,135,600
                                         1,500,000  AXA SA, 6.379% (b)(f)                                                 1,467,404
                                            45,000  Aspen Insurance Holdings Ltd., 7.401% (b)                             1,157,400
                                            35,000  Axis Capital Holdings Ltd. Series A, 7.25%                              908,950
                                             9,000  Axis Capital Holdings Ltd. Series B, 7.50% (b)                          955,969
                                            35,200  Endurance Specialty Holdings Ltd. Series A, 7.75%                       920,480
                                         1,740,000  Financial Security Assurance Holdings Ltd., 6.40%  (b)(f)             1,743,361
                                         2,000,000  Great West Life & Annuity Insurance Co., 7.153% (b)(f)                2,116,228
                                         2,625,000  Metlife, Inc., 6.40%                                                  2,629,959
                                            70,000  Metlife, Inc. Series B, 6.50%                                         1,869,700
                                         1,000,000  Oil Insurance Ltd., 7.558% (b)(f)                                     1,032,150
                                         1,450,000  PartnerRe Finance II, 6.44% (b)                                       1,443,171
                                           165,000  RenaissanceRe Holding Ltd. Series D, 6.60%                            4,075,500
                                                                                                                      -------------
                                                                                                                         23,455,872
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                   2,100,000  Dominion Resources, Inc., 7.50% (b)                                   2,265,138
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.9%       1,825,000  Enterprise Products Operating LP, 8.375% (b)                          1,993,668
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 11.4%           6,000  Fannie Mae Series L, 5.125%                                             279,000
                                           305,000  Fannie Mae Series O, 7% (b)                                          16,279,375
                                            15,000  Freddie Mac Series T, 6.42%                                             804,300
                                           175,000  Freddie Mac Series V, 5.57%                                           4,358,603
                                            12,000  Sovereign Bancorp, Inc. Series C, 7.30% (a)                             327,000
                                           160,000  Washington Mutual Capital Trust 2001 Series K, 6.09% (b)              4,137,600
                                                                                                                      -------------
                                                                                                                         26,185,878
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   2,720  Centaur Funding Corp., 9.08% (f)                                      3,156,050
Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Preferred Stocks (Cost - $113,847,307) - 50.8%                116,729,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 16.9%                         63,800  Alexandria Real Estate Equities, Inc. Series C, 8.375%                1,720,048
                                           400,000  CBL & Associates Properties, Inc. Series C, 7.75%                    10,300,000
                                               610  First Industrial Realty Trust, Inc., 6.236% (b)                         609,619
                                           425,000  HRPT Properties Trust Series B, 8.75%                                10,795,000
                                           125,000  HRPT Properties Trust Series C, 7.125%                                3,242,500
                                           112,000  Health Care Property Investors, Inc. Series F, 7.10%                  2,860,480
                                            44,000  Health Care REIT, Inc. Series F, 7.625%                               1,133,000
                                           120,000  iStar Financial, Inc. Series I, 7.50%                                 3,084,000
                                            18,400  PS Business Parks, Inc. Series K, 7.95%                                 489,440
                                            16,000  PS Business Parks, Inc. Series M, 7.20%                                 405,600
                                           110,000  Public Storage, Inc.,  6.75%                                          2,787,400
                                            40,000  Public Storage, Inc. Series I, 7.25%                                  1,043,752
                                            14,800  Regency Centers Corp. Series D, 7.25%                                   379,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Real Estate Investment Trusts
                                                    (Cost - $38,594,750) - 16.9%
                                                                                                                         38,850,089
-----------------------------------------------------------------------------------------------------------------------------------

                                              Face
                                            Amount  Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                $   700,000  National City Capital Trust II, 6.625% due 11/15/2066                   699,254
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                  2,325,500  Capital One Capital II, 7.50% due 6/15/2066                           2,457,588
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                2,735,000  PPL Energy Supply LLC, 7% due 7/15/2046                               2,819,481
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.5%                    10,000,000  Southwest Gas Capital II, 7.70% due 9/15/2043                        10,450,232
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Face
Industry                                    Amount  Trust Preferreds                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.9%                       $ 2,000,000  ABN AMRO North America Capital Funding Trust II,
                                                    5.445% (b)(d)(f)                                                  $   1,989,748
                                         2,250,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052             2,285,175
                                                                                                                      -------------
                                                                                                                          4,274,923
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.0%        1,115,000  Countrywide Capital V, 7% due 11/01/2066                              1,127,042
                                         5,845,000  Countrywide Financial Corp., 6.75% due 4/01/2033                      5,833,717
                                                                                                                      -------------
                                                                                                                          6,960,759
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Trust Preferreds (Cost - $26,849,622) - 12.0%                  27,662,237
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Preferred Securities (Cost - $281,116,084) - 125.2%           287,687,925
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.1%            5,000,000  Sealed Air Corp., 6.875% due 7/15/2033 (f)                            4,966,580
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.2%    5,000,000  Sigma Finance Corp., 7.36% due 8/15/2011 (g)                          5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            4,000,000  France Telecom SA, 8.50% due 3/01/2031                                5,230,640
Services - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations - 2.2%    5,032,000  Mexico Government International Bond, 5.875% due 1/15/2014            5,092,384

-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                         1,800,000  ZFS Finance (USA) Trust II, 6.45% due 12/15/2065 (b)(f)               1,823,265
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.9%                             3,000,000  Comcast Corp., 7.05% due 3/15/2033                                    3,247,596
                                         2,000,000  TCI Communications, Inc., 8.75% due 8/01/2015                         2,361,680
                                         5,000,000  Time Warner, Inc., 7.625% due 4/15/2031                               5,604,575
                                                                                                                      -------------
                                                                                                                         11,213,851
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.3%                   5,000,000  Energy East Corp., 6.75% due 9/15/2033                                5,238,290
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               5,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                     6,465,975
Services - 5.4%                          5,000,000  Sprint Capital Corp., 8.75% due 3/15/2032                             5,936,460
                                                                                                                      -------------
                                                                                                                         12,402,435
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Corporate Bonds (Cost - $49,085,364) - 22.2%                   50,967,445
-----------------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                          Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $29,073,115  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.29% (c)(e)      29,073,115
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Securities (Cost - $29,073,115) - 12.6%             29,073,115
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Investments (Cost - $359,274,563*) - 160.0%                   367,728,485

                                                    Liabilities in Excess of Other Assets - (0.6%)                       (1,272,049)

                                                    Preferred Stock, at Redemption Value - (59.4%)                     (136,594,703)
                                                                                                                      -------------
                                                    Net Assets Applicable to Common Stock - 100.0%                    $ 229,861,733
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 358,786,846
                                                                  =============
      Gross unrealized appreciation                               $  12,243,564
      Gross unrealized depreciation                                  (3,301,925)
                                                                  -------------
      Net unrealized appreciation                                 $   8,941,639
                                                                  =============

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2007                 (in U.S. dollars)

(a)   Depositary receipts.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
      Affiliate                                                         Net Activity        Interest Income
      -----------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                 $ 7,886,656            $ 370,745
      -----------------------------------------------------------------------------------------------------

(d)   The security is a perpetual bond and has no stated maturity date.
(e)   Represents the current yield as of January 31, 2007.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g) Restricted security as to resale, representing 2.2% of net assets were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                Acquisition
      Issue                                                        Date               Cost             Value
      --------------------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.36% due 8/15/2011                   2/13/2004        $  5,000,000    $  5,000,000
      --------------------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts sold as of January 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------
      Number of                                                   Expiration                           Unrealized
      Contracts                          Issue                       Date            Face Value       Appreciation
      ------------------------------------------------------------------------------------------------------------
         755                  10-Year U.S. Treasury Bond          March 2007        $ 81,767,317       $ 1,171,067
          98                  30-Year U.S. Treasury Bond          March 2007        $ 11,173,030           380,780
      ------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                    $ 1,551,847
                                                                                                       ===========

o     Swaps outstanding as of January 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------------
                                                                                       Notional                Unrealized
                                                                                        Amount                Appreciation
      --------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred
      securities and receive 2.03%

      Broker, Lehman Brothers Special Finance
      Expires September 2007                                                         $  9,000,000             $   117,981

      Pay a fixed rate of 5.132% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires September 2016                                                         $ 25,000,000                 397,514
      --------------------------------------------------------------------------------------------------------------------
      Total                                                                                                   $   515,495
                                                                                                              ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: March 26, 2007